UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported)

February 14, 2014

GSS Data Services, Inc.1

(Exact name of securitizer as specified in its charter)

none	0001600200
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ryan R. Gray, (619) 684-7232

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☒

[1]	GSS Data Services, Inc., solely in its capacity as administrator, is filing this Form ABS-15G in respect of the asset-backed securities as to which each of the following trusts was a securitizer during the reporting period: National Collegiate Trust 1997 S1, National Collegiate Trust 1999-CP1, National Collegiate Trust 2000-CP1, National Collegiate Trust 2001-CP1, National Collegiate Trust 2002-CP1, National Collegiate Trust 2003-CP1, National Collegiate Trust 2004-CP1, National Collegiate Trust 2005-GATE, National Collegiate Trust 2006-A, National Collegiate Trust 2007-A, National Collegiate Master Student Loan Trust I, National Collegiate Student Loan Trust 2003-1, National Collegiate Student Loan Trust 2004-1, National Collegiate Student Loan Trust 2004-2, National Collegiate Student Loan Trust 2005-1, National Collegiate Student Loan Trust 2005-2, National Collegiate Student Loan Trust 2005-3, National Collegiate Student Loan Trust 2006-1, National Collegiate Student Loan Trust 2006-2, National Collegiate Student Loan Trust 2006-3, National Collegiate Student Loan Trust 2006-4, National Collegiate Student Loan Trust 2007-1, National Collegiate Student Loan Trust 2007-2, National Collegiate Student Loan Trust 2007-3, National Collegiate Student Loan Trust 2007-4.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GSS Data Services, Inc. (Securitizer)

By:	/s/ Ryan R. Gray
	Name:	Ryan R. Gray
	Title:	Vice President

Date: February 14, 2014